Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Personal (Detail) - Retail [member] - Personal [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 1,371	$ 1,165	$ 1,228	$ 1,043
Provision for credit losses
Originations	27	31	88	79
Maturities	(60)	(42)	(167)	(114)
Changes in risk, parameters and exposures	221	108	682	437
Write-offs	(190)	(135)	(525)	(371)
Recoveries	36	29	98	84
Exchange rate and other	(8)	(4)	(7)	(6)
Balance at end of period	1,397	1,152	1,397	1,152
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	296	298	280	285
Provision for credit losses
Transfers to Stage 1	149	177	408	474
Transfers to Stage 2	(17)	(20)	(54)	(63)
Transfers to Stage 3	(2)		(3)	(1)
Originations	27	31	88	79
Maturities	(12)	(10)	(33)	(32)
Changes in risk, parameters and exposures	(141)	(182)	(383)	(450)
Exchange rate and other	3	(2)
Balance at end of period	303	292	303	292
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	887	747	793	661
Provision for credit losses
Transfers to Stage 1	(148)	(177)	(407)	(473)
Transfers to Stage 2	18	21	57	65
Transfers to Stage 3	(36)	(13)	(95)	(38)
Maturities	(48)	(32)	(134)	(82)
Changes in risk, parameters and exposures	226	189	681	604
Exchange rate and other	(4)	1		(1)
Balance at end of period	895	736	895	736
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	188	120	155	97
Provision for credit losses
Transfers to Stage 1	(1)		(1)	(1)
Transfers to Stage 2	(1)	(1)	(3)	(2)
Transfers to Stage 3	38	13	98	39
Changes in risk, parameters and exposures	136	101	384	283
Write-offs	(190)	(135)	(525)	(371)
Recoveries	36	29	98	84
Exchange rate and other	(7)	(3)	(7)	(5)
Balance at end of period	$ 199	$ 124	$ 199	$ 124